BUSINESS COMBINATION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 25, 2022	Dec. 31, 2022
Business Acquisition [Line Items]
Business combination, separately recognized transactions, additional disclosures, acquisition cost expensed		$ 1,360
Payments for contingent consideration revaluation		$ 1,635
Ancosys GmBH
Business Acquisition [Line Items]
Cash paid	$ 81,708
Payment of stipulated additional performance based contingent consideration to shareholders	10,115
Fair-value of contingent consideration	$ 8,480